Condensed Statements of Cash Flows - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (906,592)	$ 6,116,975	$ 3,386,750
Adjustments to reconcile net income to net cash used in operating activities:
Earnings on marketable securities held in Trust Account	0	(1,269,864)	(1,669)
Unrealized gain on marketable securities held in Trust Account	(423)	0	(3,115)
Interest income			(1,669)
Change in fair value of warrant liability	(283,000)	(6,584,150)	(5,653,850)
Change in fair value of forward purchase unit liability	11,832	(421,408)	490,184
Sponsor share repurchase financing expense	0	360,000
Allocation of deferred offering cost for warrant liability	989,674		989,674
Changes in operating assets and liabilities:
Prepaid expenses	(807,596)	262,702	(701,852)
Accounts expenses		429,419	347,146
Accounts payable	38,163	39,243	63,839
Deferred offering costs	(630,391)	0	(640,129)
Net cash used in operating activities	(1,588,333)	(1,067,083)	(1,082,893)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(230,000,000)		(230,000,000)
Extension payment		(415,627)
Withdrawal for redemption payment		190,010,529
Net cash provided by (used in) investing activities	(230,000,000)	189,594,902	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class A common stock	230,000,000
Proceeds from sale of warrants	5,095,733		5,095,733
Proceeds from issuance of promissory notes	188,804	460,000	188,804
Payment of promissory note — related party	(188,804)		(188,804)
Payments for underwriting fee	(2,335,058)
Payment of Class A common stock redemptions		(190,010,529)
Proceeds from issuance of Class B common stock to Sponsor	20,025	0	25,000
Proceeds from issuance of Class B common stock to Metric	4,975	0
Proceeds from sale of Units, net of underwriting discounts paid			227,664,942
Net cash (used in) provided by financing activities	232,785,675	(189,550,529)	232,145,546
Net Change in Cash	1,197,342	(1,022,710)	1,062,653
Cash — Beginning	0	1,062,653	0
Cash — Ending	1,197,342	39,944	1,062,653
Non-Cash Investing and Financing Activities:
Remeasurement of Class A common stock subject to possible redemption	0	1,685,490
Deferred offering costs included in accrued offering costs	9,738	$ 0
Initial classification of Class A common stock subject to possible redemption	198,363,610		198,363,610
Accretion Of Class A Common Stock Subject To Possible Redemption			31,641,174
Initial fair value of public warrant liability			10,109,000
Initial fair value of private warrant liability			3,014,000
Initial fair value of warrant liability	12,840,000
Initial fair value of forward purchase units liability	42,832		31,000
Deferred underwriter fees liability	$ 8,050,000		$ 8,050,000